Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 14 – Subsequent events

These consolidated financial statements were approved by management and available for issuance on May 10, 2021. The Company evaluated subsequent events through the date these consolidated financial statements were issued.

On March 19, 2021, the Company closed its initial public offering (“IPO”) of 3,714,286 ordinary shares, par value $0.0001 per share, priced at $7.00 per share. On March 23, 2021, the underwriter exercised its over-allotment option to purchase an additional 557,143 ordinary shares at a price of $7.00 per share. The closing for the sale of the over-allotment shares took place on March 25, 2021. The gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled approximately $29.9 million, before deducting underwriting discounts and other related expenses. The Ordinary Shares have been listed on the Nasdaq Capital Market and trading under the ticker symbol “JWEL” since March 17, 2021.